UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/09

The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/The Boston Company Emerging Markets Core Equity Fund
-Dreyfus/The Boston Company International Core Equity Fund
-Dreyfus/The Boston Company Large Cap Core Fund
-Dreyfus/The Boston Company Small Cap Growth Fund
-Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund
-Dreyfus/The Boston Company Small Cap Value Fund
-Dreyfus/The Boston Company Small/Mid Growth Fund
-Dreyfus/Standish Intermediate Tax Exempt Bond Fund
-Dreyfus/Newton International Equity Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Emerging Markets Core Equity Fund
December 31, 2009 (Unaudited)

Common Stocks--84.0%	Shares	Value ($)
Brazil--2.5%
Fleury	9,200	97,179
Gafisa	6,800	110,300
Obrascon Huarte Lain Brasil	2,500	48,823
Rossi Residencial	14,800	130,063
Totvs	700	47,444
		433,809
China--12.0%
Bank of China, Cl. H	322,000	172,402
China Construction Bank, Cl. H	321,000	273,230
China Life Insurance, Cl. H	42,000	205,520
China Petroleum & Chemical, Cl. H	238,000	210,144
Great Wall Motor, Cl. H	81,500	101,027
Industrial & Commercial Bank of China, Cl. H	281,000	230,604
Perfect World, ADR	2,260 a	89,134
PetroChina, Cl. H	144,000	171,561
Shandong Chenming Paper, Cl. H	115,500	85,664
Weichai Power, Cl. H	24,000	192,570
Yanzhou Coal Mining, Cl. H	116,000	253,503
Zhejiang Expressway, Cl. H	72,000	66,180
		2,051,539
Egypt--.8%
Orascom Construction Industries	1,743	78,180
Talaat Moustafa Group	41,470 a	52,549
		130,729
Hong Kong--4.4%
China Agri-Industries Holdings	109,481	142,003
China Mobile	17,500	163,119
Hopson Development Holdings	36,000	51,525
Hutchison Whampoa	13,000	88,903
New World China Land	199,200	75,120

Shanghai Industrial Holdings	25,000	126,854
Tianjin Development Holdings	140,000	103,960
		751,484
India--5.4%
Bank of India	14,130	116,246
Canara Bank	10,600	88,378
Grasim Industries	1,309	69,339
Hindalco Industries	27,220	92,787
ICICI Bank	2,630	48,968
Oil & Natural Gas	4,930	124,307
Patni Computer Systems, ADR	4,260	87,117
State Bank of India	3,020	146,324
Sterlite Industries India	3,040	55,853
Tata Steel	7,160	94,122
		923,441
Indonesia--3.9%
Astra International	35,500	130,406
Bank Mandiri	200,500	100,417
Gudang Garam	40,000	91,313
Indofood Sukses Makmur	557,000	208,875
United Tractors	77,500	128,142
		659,153
Israel--2.5%
Bank Leumi Le-Israel	27,340 a	125,971
Teva Pharmaceutical Industries, ADR	5,380	302,248
		428,219
Malaysia--.8%
Hong Leong Bank	21,700	51,501
Kulim (Malaysia)	36,800	80,934
		132,435
Mexico--3.1%
America Movil, ADR, Ser. L	8,210	385,706
Empresas ICA	28,500 a	66,446
Fomento Economico Mexicano, ADR	1,480	70,862
		523,014
Poland--1.3%
KGHM Polska Miedz	6,120	226,560

Russia--8.6%
Gazprom, ADR	17,610	449,055
LUKOIL, ADR	6,530	374,169
Magnitogorsk Iron & Steel Works, GDR	9,630 a,b,c	108,819
MMC Norilsk Nickel, ADR	12,542 a	179,978
Vimpel-Communications, ADR	12,430	231,074
Wimm-Bill-Dann Foods, ADR	5,160 a	122,963
		1,466,058
South Africa--4.8%
ABSA Group	4,658	81,105
Aveng	28,210	152,517
Bidvest Group	7,100	124,106
Gold Fields	7,300	96,918
Metropolitan Holdings	82,878	150,708
MTN Group	8,164	130,425
Remgro	7,332	88,620
		824,399
South Korea--15.5%
Busan Bank	7,970 a	95,009
Chong Kun Dang Pharmaceutical	2,680 a	56,643
Daegu Bank	9,460 a	139,062
Daehan Steel	6,820 a	76,759
Honam Petrochemical	1,363 a	119,401
Hyosung	1,270 a	92,623
Hyundai Mobis	1,671 a	243,738
Korea Electric Power	5,290	154,338
Korea Investment Holdings	3,320	94,920
KT	5,200 a	174,614
Kukdo Chemical	1,700 a	40,286
LG	1,163 a	72,675
LG Dacom	4,630 a,c	72,265
POSCO	452	237,949
Samsung Electronics	797	544,337
Shinhan Financial Group	4,730 a	175,642
Youngone	9,946 a	99,571
Youngone Holdings	4,354 a	129,811
		2,619,643

Taiwan--12.3%
Advanced Semiconductor Engineering	118,000	105,558
Asia Cement	56,620	60,991
Cathay Financial Holding	40,000 a	74,115
Compal Electronics	126,723	174,224
CTCI	75,000	76,609
Fubon Financial Holding	52,000 a	63,359
HON HAI Precision Industry	100,000	470,421
Lite-On Technology	126,142	188,633
Powertech Technology	42,500	143,414
Quanta Computer	85,596	185,525
Taishin Financial Holdings	360,000 a	140,493
Taiwan Semiconductor Manufacturing, ADR	17,619	201,561
Unimicron Technology	111,000	159,675
Yuanta Financial Holding	79,000	57,578
		2,102,156
Thailand--2.7%
Asian Property Development	373,900	61,217
Bangkok Bank	25,600	86,364
Banpu	7,300	118,177
Charoen Pokphand Foods	375,600	121,698
Thai Oil	60,700	75,972
		463,428
Turkey--3.4%
Anadolu Anonim Turk Sigorta Sirketi	58,230	52,660
Anadolu Hayat Emeklilik	26,760	88,913
Asya Katilim Bankasi	63,760 a	147,782
Haci Omer Sabanci Holding	30,037	115,697
KOC Holding	29,200	86,458
Turkiye Is Bankasi, Cl. C	22,127	93,382
		584,892
Total Common Stocks
(cost $10,691,439)		14,320,959

Preferred Stocks--15.0%	Shares	Value ($)
Brazil
Banco Bradesco	6,500	135,824

Bradespar	6,200	137,212
Braskem, Cl. A	21,600 a	174,686
Cia de Bebidas das Americas	1,500	150,345
Cia Paranaense de Energia, Cl. B	10,900	231,899
Itau Unibanco Holding	10,724	238,318
Petroleo Brasileiro	36,700	773,419
Tele Norte Leste Participacoes	5,500	117,203
Usinas Siderurgicas de Minas Gerais, Cl. A	4,175	117,480
Vale, Cl. A	14,300	346,617
Vivo Participacoes	4,500	140,816
Total Preferred Stocks
(cost $1,595,255)		2,563,819
Total Investments (cost $12,286,694)	99.0%	16,884,778
Cash and Receivables (Net)	1.0%	168,807
Net Assets	100.0%	17,053,585

ADR - American Depository Receipts

GDR - Global Depository Receipts

a	Non-income producing security.
b

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, this securities had a total market value of $108,819 or .6% of net assets.

c	The valuation of these securities has been determined in good faith under the direction of the Board of Trustees.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $12,286,694. Net unrealized appreciation on investments was $4,598,084 of which $4,714,626 related to appreciated investment securities and $116,542 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	7,450,492	9,434,286	-	16,884,778

† See Statement of Investments for country classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company International Core Equity Fund
December 31, 2009 (Unaudited)

Common Stocks--95.4%	Shares	Value ($)
Australia--5.8%
AGL Energy	11,720	147,425
BHP Billiton	7,093	271,617
Commonwealth Bank of Australia	7,990	389,608
Macquarie Group	3,830	163,975
National Australia Bank	5,400	131,399
Qantas Airways	84,530	224,660
Stockland	66,460	233,551
Westfield Group	24,341	271,457
Westpac Banking	6,164	138,746
		1,972,438
Austria--.7%
Erste Group Bank	6,728	251,346
Belgium--.3%
KBC Groep	2,200 a	95,797
Denmark--.5%
Carlsberg, Cl. B	2,200	162,748
Finland--1.1%
Fortum	7,780	211,572
Metso	4,680	165,243
		376,815
France--8.8%
Atos Origin	3,250 a	149,485
AXA	18,067	428,385
BNP Paribas	5,210	417,505
Credit Agricole	9,910	175,592
GDF Suez	6,043	262,357
Sanofi-Aventis	7,348	579,986
Technip	1,900	134,553
Total	6,810	439,360
Vallourec	950	173,026

Vinci	4,230	239,342
		2,999,591
Germany--9.1%
BASF	6,420	399,979
Bayer	6,920	555,132
Commerzbank	11,020 a	92,969
E.ON	5,590	234,236
GEA Group	13,060	291,316
HeidelbergCement	3,515	243,027
Lanxess	3,650	137,823
Metro	7,020	428,403
Rheinmetall	2,070	132,763
RWE	3,335	324,909
Salzgitter	2,550	250,186
		3,090,743
Greece--.4%
Public Power	7,890 a	147,039
Hong Kong--2.4%
Esprit Holdings	34,075	224,263
Hongkong Land Holdings	61,000	300,196
Hutchison Whampoa	22,000	150,452
New World Development	72,375	147,714
		822,625
Ireland--.5%
CRH	5,775	158,124
Italy--4.0%
Banco Popolare	22,150 a	167,339
Enel	30,590	177,492
ENI	18,630	475,385
Fondiaria-Sai	9,810	156,241
Terna Rete Elettrica Nazionale	26,970	115,988
UniCredit	80,210	269,352
		1,361,797
Japan--20.0%
Asahi Kasei	35,000	174,896
Astellas Pharma	8,900	331,513
Canon	9,400	397,386

Central Japan Railway	54	360,224
Daihatsu Motor	19,000	189,089
Daito Trust Construction	3,100	146,183
Fujitsu	75,000	482,324
Hino Motors	37,000 b	128,238
Honda Motor	12,600	426,032
Kaneka	21,000	133,227
KDDI	29	152,928
Keihin	23,500	349,897
Lawson	7,700	339,222
Makita	5,500	187,142
Mitsubishi	13,300	330,676
Mitsubishi UFJ Financial Group	47,800	234,038
Murata Manufacturing	3,700	182,691
Nomura Holdings	21,900	161,394
Pacific Metals	10,000	74,954
Sankyo	6,400	318,810
Shin-Etsu Chemical	2,200	124,004
Softbank	6,700	156,598
Sumitomo Mitsui Financial Group	8,700	248,034
Sumitomo Trust & Banking	19,000	92,367
Tokai Rika	8,500	191,287
Tokyo Gas	64,000	255,132
Toyota Tsusho	12,000	176,959
Trend Micro	2,800	106,413
Yamato Holdings	24,900	344,291
		6,795,949
Netherlands--2.5%
ING Groep	15,680	155,098
Koninklijke DSM	4,320	213,408
Koninklijke Vopak	2,020	160,715
TNT	10,780	332,253
		861,474
Norway--1.8%
DNB NOR	12,400 a	134,392
Petroleum Geo-Services	12,000 a	137,829
Telenor	23,800 a	333,170

		605,391
Singapore--1.1%
Flextronics International	22,600 a	165,206
SembCorp Marine	81,000	211,081
		376,287
Spain--5.0%
Banco Bilbao Vizcaya Argentaria	17,020	310,599
Banco Santander	36,300	601,036
Repsol	4,350	116,768
Telefonica	23,480	657,037
		1,685,440
Sweden--.8%
Electrolux, Ser. B	11,430 a	267,592
Switzerland--7.3%
Credit Suisse Group	8,840	437,535
Nestle	20,300	985,123
Novartis	2,886	157,629
Petroplus Holdings	4,880 a	89,774
Roche Holding	4,084	694,057
Swiss Life Holding	850 a	108,463
		2,472,581
United Kingdom--22.5%
3i Group	32,537	148,727
Anglo American	5,750 a	251,781
Aviva	30,100	193,449
Barclays	53,660	239,213
Berkeley Group Holdings	21,690 a	287,275
BP	43,600	422,535
British American Tobacco	17,710	576,822
BT Group	98,890	215,631
Compass Group	40,160	288,785
Cookson Group	23,055 a	157,220
GlaxoSmithKline	30,740	655,146
HSBC Holdings	42,920	491,370
IMI	22,630	189,521
Imperial Tobacco Group	9,390	297,267
Kingfisher	49,380	182,647

Legal & General Group	145,400	189,289
Man Group	19,660	97,963
Old Mutual	105,060 a	185,304
Rio Tinto	10,650 a	583,142
Royal Dutch Shell, Cl. B	27,550	806,093
Thomas Cook Group	89,480	332,558
Unilever	15,780	508,227
Vodafone Group	90,447	209,931
WPP	16,230	159,778
		7,669,674
United States--.8%
iShares MSCI EAFE Index Fund	5,180	286,350
Total Common Stocks
(cost $26,995,382)		32,459,801

Other Investment--.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $112,264)	112,264 [c]	112,264
Total Investments (cost $27,107,646)	95.7%	32,572,065
Cash and Receivables (Net)	4.3%	1,452,882
Net Assets	100.0%	34,024,947

a	Non-income producing security.
b	Purchased on a delayed delivery basis.
c	Investment in affiliated money market mutual fund.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $27,107,646. Net unrealized appreciation on investments was $5,464,419 of which $5,987,270 related to appreciated investment securities and $522,851 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	22,371,358	9,802,093	-	32,173,451
Mutual Funds/Exchange Traded	398,614	-	-	398,614
Funds

+ See Statement of Investments for country classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2009.These disclosures did not impact the notes to the financial statements. fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Large Cap Core Fund
December 31, 2009 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)
Consumer Discretionary--11.4%
Autoliv	8,090	350,782
Gap	9,190	192,530
Home Depot	20,650	597,404
Liberty Media-Starz, Ser. A	1,720 a	79,378
Limited Brands	13,530	260,317
Newell Rubbermaid	14,790	221,998
News, Cl. A	35,930	491,882
Omnicom Group	8,420	329,643
Stanley Works	3,310	170,498
Target	8,010	387,444
Time Warner	12,340	359,588
Whirlpool	3,690	297,635
		3,739,099
Consumer Staples--10.9%
Clorox	5,800	353,800
Coca-Cola Enterprises	18,320	388,384
CVS Caremark	11,990	386,198
Energizer Holdings	2,860 a	175,261
Kroger	10,060	206,532
Nestle, ADR	9,540	461,259
PepsiCo	13,080	795,264
Philip Morris International	11,880	572,497
Unilever, ADR	7,830	249,777
		3,588,972
Energy--10.0%
Alpha Natural Resources	7,790 a	337,930
Chevron	9,522	733,099
ConocoPhillips	8,660	442,266
ENSCO International, ADR	9,120	364,253
Hess	8,150	493,075

Newfield Exploration	6,730 a	324,588
Occidental Petroleum	7,350	597,923
		3,293,134
Exchange Traded Funds--.4%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	1,150	128,156
Financial--12.1%
Bank of America	48,910	736,585
Franklin Resources	2,730	287,605
Genworth Financial, Cl. A	20,010 a	227,113
Goldman Sachs Group	2,940	496,390
JPMorgan Chase & Co.	23,160	965,077
Lincoln National	10,330	257,010
MetLife	8,390	296,586
Morgan Stanley	10,120	299,552
Wells Fargo & Co.	14,580	393,514
		3,959,432
Health Care--16.6%
Abbott Laboratories	6,300	340,137
Alexion Pharmaceuticals	5,110 a	249,470
AmerisourceBergen	15,470	403,303
Amgen	8,350 a	472,359
CIGNA	13,770	485,668
Covidien	4,847	232,123
Hospira	4,290 a	218,790
Human Genome Sciences	9,450 a	289,170
King Pharmaceuticals	18,810 a	230,799
MEDNAX	2,860 a	171,915
Merck & Co.	19,693	719,582
Pfizer	48,020	873,484
Teva Pharmaceutical Industries,
ADR	3,340	187,641
Universal Health Services, Cl. B	7,560	230,580
Vertex Pharmaceuticals	8,150 a	349,228
		5,454,249
Industrial--10.1%
Cummins	4,170	191,236

Delta Air Lines	28,710 a	326,720
Dover	8,280	344,531
FedEx	3,180	265,371
General Electric	14,930	225,891
Norfolk Southern	11,870	622,225
Parker Hannifin	5,030	271,016
Raytheon	8,510	438,435
Textron	13,770	259,014
Tyco International	10,457 a	373,106
		3,317,545
Materials--2.3%
Dow Chemical	14,190	392,070
E.I. du Pont de Nemours & Co.	10,640	358,249
		750,319
Technology--20.8%
Apple	3,890 a	820,245
BMC Software	6,570 a	263,457
Cisco Systems	28,910 a	692,105
EMC	20,840 a	364,075
Flextronics International	30,620 a	223,832
Google, Cl. A	1,270 a	787,375
Hewlett-Packard	12,600	649,026
International Business Machines	5,660	740,894
Microsoft	33,520	1,022,025
Motorola	36,180 a	280,757
NetApp	8,210 a	282,342
Sybase	6,340 a	275,156
Teradata	7,237 a	227,459
Vishay Intertechnology	24,100 a	201,235
		6,829,983
Telecommunication Services--1.6%
AT & T	19,000	532,570
Utilities--3.2%
American Electric Power	6,060	210,827
Mirant	10,330 a	157,739
PG & E	6,070	271,026
Sempra Energy	7,410	414,812

		1,054,404
Total Common Stocks
(cost $28,179,687)		32,647,863

Preferred Stocks--.4%
Financial
Bank of America
(cost $122,400)	8,160	121,747

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $108,520)	108,520 [b]	108,520
Total Investments (cost $28,410,607)	100.1%	32,878,130
Liabilities, Less Cash and Receivables	(.1%)	(35,748)
Net Assets	100.0%	32,842,382

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $28,410,607. Net unrealized appreciation on investments was $4,467,523 of which $5,267,654 related to appreciated investment securities and $800,131 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

	Level 1 -		Level 3 -
	Unadjusted	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	30,803,910	-	-	30,803,910
Equity Securities - Foreign+	1,837,544	-	-	1,837,544
Exchange Teaded Funds/Mutual	236,676	-	-
Funds				236,676

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
December 31, 2009 (Unaudited)

Common Stocks--98.2%	Shares	Value ($)
Consumer Discretionary--12.6%
99 Cents Only Stores	174,470 a,b	2,280,323
Carter's	63,100 b	1,656,375
Cato, Cl. A	155,490	3,119,129
Chipotle Mexican Grill	23,907 b	2,107,641
Citi Trends	89,860 a,b	2,481,933
Columbia Sportswear	33,480 a	1,307,059
Gentex	102,720	1,833,552
Hibbett Sports	145,590 a,b	3,201,524
Interface, Cl. A	239,460	1,989,913
Jarden	67,250	2,078,698
Lions Gate Entertainment	308,170 a,b	1,790,468
OfficeMax	162,800 b	2,065,932
Papa John's International	47,560 a,b	1,111,002
Take-Two Interactive Software	98,290 a,b	987,815
THQ	269,000 b	1,355,760
Tractor Supply	67,770 a,b	3,589,099
Wolverine World Wide	74,370 a	2,024,351
		34,980,574
Consumer Staples--2.8%
Alberto-Culver	91,730	2,686,772
Casey's General Stores	45,410 a	1,449,487
Hain Celestial Group	70,960 a,b	1,207,030
Inter Parfums	171,500 a	2,087,155
Seneca Foods, Cl. A	20,580 b	491,245
		7,921,689
Energy--4.9%
Arena Resources	79,220 b	3,415,966
Comstock Resources	83,190 b	3,375,018
Dril-Quip	36,960 b	2,087,501
Oil States International	52,210 b	2,051,331

Penn Virginia	127,490	2,714,262
		13,644,078
Exchange Traded Funds--4.7%
iShares Russell 2000 Growth Index
Fund	192,760 a	13,121,173
Financial--8.0%
Altisource Portfolio Solutions	139,580 a,b	2,929,784
Arch Capital Group	39,510 b	2,826,940
Hatteras Financial	90,680 a	2,535,413
Portfolio Recovery Associates	37,850 a,b	1,698,708
Prosperity Bancshares	53,360	2,159,479
Starwood Property Trust	136,610 a	2,580,563
Tower Group	82,650	1,934,837
Validus Holdings	116,660	3,142,820
Westamerica Bancorporation	42,270 a	2,340,490
		22,149,034
Health Care--21.8%
Alexion Pharmaceuticals	47,470 a,b	2,317,485
Allscripts-Misys Healthcare
Solutions	132,120 a,b	2,672,788
Analogic	58,120	2,238,201
AngioDynamics	151,510 a,b	2,436,281
Bio-Rad Laboratories, Cl. A	19,455 b	1,876,629
Cardiome Pharma	290,620 b	1,293,259
Catalyst Health Solutions	74,020 a,b	2,699,509
Centene	76,980 b	1,629,667
Chemed	47,170 a	2,262,745
Computer Programs & Systems	31,900 a	1,468,995
Cyberonics	3,470 b	70,927
Eclipsys	103,380 b	1,914,598
Emergency Medical Services, Cl. A	56,208 b	3,043,663
ev3	151,980 b	2,027,413
Human Genome Sciences	141,880 b	4,341,528
Isis Pharmaceuticals	87,270 b	968,697
MAP Pharmaceuticals	80,390 a,b	766,117
MEDNAX	38,380 b	2,307,022
Micromet	14,590 a,b	97,169

Natus Medical	90,080 a,b	1,332,283
Nektar Therapeutics	112,320 b	1,046,822
OncoGenex Pharmaceutical	28,160 a,b	627,405
Owens & Minor	33,280	1,428,710
PerkinElmer	70,130	1,443,977
Phase Forward	94,900 b	1,456,715
PSS World Medical	113,400 a,b	2,559,438
RehabCare Group	71,120 b	2,164,182
Salix Pharmaceuticals	83,200 a,b	2,113,280
SXC Health Solutions	43,310 b	2,336,575
Thermo Fisher Scientific	46,730 b	2,228,554
Thoratec	36,820 a,b	991,194
United Therapeutics	40,210 a,b	2,117,057
Volcano	137,503 b	2,389,802
		60,668,687
Industrial--13.4%
Administaff	99,350 a	2,343,666
Columbus McKinnon	88,340 b	1,206,724
Cornell	58,390 b	1,325,453
Crane	62,880	1,925,386
EnerSys	80,660 b	1,764,034
EnPro Industries	90,870 a,b	2,399,877
Exponent	37,660 b	1,048,454
Great Lakes Dredge and Dock	122,080	791,078
Heidrick & Struggles International	87,340 a	2,728,502
Hub Group, Cl. A	132,000 a,b	3,541,560
ICF International	71,700 b	1,921,560
Kforce	92,720 b	1,159,000
Knight Transportation	129,480	2,497,669
Landstar System	52,490	2,035,037
Mueller Industries	116,110	2,884,172
Quanex Building Products	115,450	1,959,187
Resources Connection	124,610 b	2,644,224
Teledyne Technologies	58,035 b	2,226,223
Werner Enterprises	43,890	868,583
		37,270,389
Materials--2.7%

Aurizon Mines	271,487 b	1,221,691
H.B. Fuller	64,120	1,458,730
Haynes International	51,230	1,689,053
Horsehead Holding	129,000 a,b	1,644,750
Zep	84,460	1,462,847
		7,477,071
Technology--27.3%
Acxiom	261,380 b	3,507,720
Advanced Energy Industries	171,090 b	2,580,037
Atheros Communications	79,790 b	2,732,010
ATMI	81,920 b	1,525,350
CACI International, Cl. A	70,030 b	3,420,966
Coherent	101,840 a,b	3,027,703
CyberSource	201,850 b	4,059,203
Fidelity National Information
Services	55,422	1,299,092
International Rectifier	112,410 b	2,486,509
j2 Global Communications	73,710 b	1,499,998
Lawson Software	318,060 b	2,115,099
Mellanox Technologies	90,450 b	1,705,887
Mentor Graphics	317,890 b	2,806,969
MicroStrategy, Cl. A	28,570 b	2,686,151
NCI, Cl. A	27,650 b	764,523
NETGEAR	72,850 b	1,580,117
NetScout Systems	157,500 b	2,305,800
Neutral Tandem	62,980 b	1,432,795
Novellus Systems	37,200 b	868,248
Pericom Semiconductor	181,890 b	2,097,192
PMC-Sierra	246,490 b	2,134,603
Polycom	80,110 b	2,000,347
QLogic	71,410 b	1,347,507
Quality Systems	32,190 a	2,021,210
Quest Software	152,750 b	2,810,600
SkillSoft, ADR	334,820 b	3,508,914
SMART Modular Technologies	251,700 b	1,583,193
SuccessFactors	135,730 a,b	2,250,403
TeleCommunication Systems, Cl. A	285,540 a,b	2,764,027

Ultratech	75,620 b	1,123,713
Verigy	218,980 a,b	2,818,273
Vishay Intertechnology	328,800 b	2,745,480
Vocus	78,580 b	1,414,440
Volterra Semiconductor	156,540 b	2,993,045
		76,017,124
Total Common Stocks
(cost $226,642,263)		273,249,819

Other Investment--2.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,229,794)	6,229,794 [c]	6,229,794
Investment of Cash Collateral for
Securities Loaned--17.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $49,411,153)	49,411,153 [c]	49,411,153
Total Investments (cost $282,283,210)	118.1%	328,890,766
Liabilities, Less Cash and Receivables	(18.1%)	(50,292,211)
Net Assets	100.0%	278,598,555

ADR - American Depository Receipts

a

Security, or portion thereof, on loan. At December 31, 2009, the total market value of the fund's securities on loan is $47,556,233 and the total market value of the collateral held by the fund is $49,411,153.

b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $282,283,210. Net unrealized appreciation on investments was $46,607,556 of which $48,693,287 related to appreciated investment securities and $2,085,731 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	251,286,509	-	-	251,286,509
Equity Securities - Foreign+	8,842,137	-	-	8,842,137
Mutual Funds/Exchange Traded	68,762,120	-	-	68,762,120
Funds

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund
December 31, 2009 (Unaudited)

Common Stocks--98.5%	Shares	Value ($)
Consumer Discretionary--12.9%
99 Cents Only Stores	121,440 a,b	1,587,221
Carter's	46,700 b	1,225,875
Cato, Cl. A	114,680	2,300,481
Chipotle Mexican Grill	16,512 a,b	1,455,698
Citi Trends	65,710 b	1,814,910
Columbia Sportswear	24,750	966,240
Gentex	76,490	1,365,346
Hibbett Sports	106,550 a,b	2,343,034
Interface, Cl. A	176,680	1,468,211
Jarden	49,610	1,533,445
Lions Gate Entertainment	227,612 a,b	1,322,426
OfficeMax	119,700 b	1,518,993
Papa John's International	35,120 b	820,403
Take-Two Interactive Software	72,130 a,b	724,907
THQ	198,290 b	999,382
Tractor Supply	49,760 a,b	2,635,290
Wolverine World Wide	54,970	1,496,283
		25,578,145
Consumer Staples--3.0%
Alberto-Culver	68,033	1,992,687
Casey's General Stores	33,680	1,075,066
Hain Celestial Group	51,480 a,b	875,675
Inter Parfums	126,820	1,543,399
Seneca Foods, Cl. A	15,550 b	371,179
		5,858,006
Energy--5.0%
Arena Resources	58,950 b	2,541,924
Comstock Resources	59,240 b	2,403,367
Dril-Quip	27,340 b	1,544,163
Oil States International	38,520 b	1,513,451

Penn Virginia	94,640	2,014,886
		10,017,791
Exchange Traded Funds--2.4%
iShares Russell 2000 Growth Index
Fund	70,920 a	4,827,524
Financial--8.2%
Altisource Portfolio Solutions	100,690 a,b	2,113,483
Arch Capital Group	28,720 b	2,054,916
Hatteras Financial	66,920	1,871,083
Portfolio Recovery Associates	27,800 a,b	1,247,664
Prosperity Bancshares	36,960	1,495,771
Starwood Property Trust	102,860	1,943,025
Tower Group	60,810	1,423,562
Validus Holdings	85,470	2,302,562
Westamerica Bancorporation	31,110 a	1,722,561
		16,174,627
Health Care--22.4%
Alexion Pharmaceuticals	34,820 b	1,699,912
Allscripts-Misys Healthcare
Solutions	97,640 a,b	1,975,257
Analogic	42,370	1,631,669
AngioDynamics	109,970 b	1,768,318
Bio-Rad Laboratories, Cl. A	14,105 b	1,360,568
Cardiome Pharma	213,700 b	950,965
Catalyst Health Solutions	54,410 b	1,984,333
Centene	56,390 b	1,193,776
Chemed	34,990	1,678,470
Computer Programs & Systems	23,550 a	1,084,477
Cyberonics	2,370 b	48,443
Eclipsys	75,660 b	1,401,223
Emergency Medical Services, Cl. A	41,558 b	2,250,366
ev3	111,980 b	1,493,813
Human Genome Sciences	104,630 a,b	3,201,678
Isis Pharmaceuticals	60,460 b	671,106
MAP Pharmaceuticals	59,190 a,b	564,081
MEDNAX	27,910 b	1,677,670
Micromet	10,100 a,b	67,266

Natus Medical	66,470 b	983,091
Nektar Therapeutics	81,830 b	762,656
OncoGenex Pharmaceutical	19,500 a,b	434,460
Owens & Minor	24,540	1,053,502
PerkinElmer	50,910	1,048,237
Phase Forward	69,880 b	1,072,658
PSS World Medical	83,620 a,b	1,887,303
RehabCare Group	52,590 b	1,600,314
Salix Pharmaceuticals	60,450 b	1,535,430
SXC Health Solutions	32,090 b	1,731,255
Thermo Fisher Scientific	33,940 b	1,618,599
Thoratec	27,000 a,b	726,840
United Therapeutics	29,660 a,b	1,561,599
Volcano	101,480 a,b	1,763,722
		44,483,057
Industrial--13.8%
Administaff	73,680 a	1,738,111
Columbus McKinnon	64,710 b	883,939
Cornell	43,170 b	979,959
Crane	46,680	1,429,342
EnerSys	58,360 b	1,276,333
EnPro Industries	67,460 b	1,781,619
Exponent	27,550 b	766,992
Great Lakes Dredge and Dock	89,490	579,895
Heidrick & Struggles International	64,680 a	2,020,603
Hub Group, Cl. A	97,390 b	2,612,974
ICF International	52,870 b	1,416,916
Kforce	68,180 b	852,250
Knight Transportation	89,720	1,730,699
Landstar System	38,770	1,503,113
Mueller Industries	86,140	2,139,718
Quanex Building Products	85,130	1,444,656
Resources Connection	91,720 b	1,946,298
Teledyne Technologies	42,908 b	1,645,951
Werner Enterprises	31,180	617,052
		27,366,420
Materials--2.8%

Aurizon Mines	200,321 b	901,444
H.B. Fuller	46,900	1,066,975
Haynes International	37,760	1,244,947
Horsehead Holding	95,270 b	1,214,692
Zep	62,160	1,076,611
		5,504,669
Technology--28.0%
Acxiom	195,510 b	2,623,744
Advanced Energy Industries	126,460 b	1,907,017
Atheros Communications	58,950 b	2,018,448
ATMI	59,800 b	1,113,476
CACI International, Cl. A	51,824 b	2,531,602
Coherent	74,770 a,b	2,222,912
CyberSource	145,000 a,b	2,915,950
Fidelity National Information
Services	41,231	966,455
International Rectifier	81,500 b	1,802,780
j2 Global Communications	53,880 b	1,096,458
Lawson Software	230,550 b	1,533,157
Mellanox Technologies	66,547 b	1,255,076
Mentor Graphics	233,170 b	2,058,891
MicroStrategy, Cl. A	20,930 b	1,967,839
NCI, Cl. A	20,370 b	563,231
NETGEAR	53,680 b	1,164,319
NetScout Systems	116,060 b	1,699,118
Neutral Tandem	46,420 a,b	1,056,055
Novellus Systems	27,520 b	642,317
Pericom Semiconductor	131,340 b	1,514,350
PMC-Sierra	180,590 b	1,563,909
Polycom	58,560 b	1,462,243
QLogic	52,780 b	995,959
Quality Systems	23,780 a	1,493,146
Quest Software	113,040 b	2,079,936
SkillSoft, ADR	245,260 b	2,570,325
SMART Modular Technologies	173,310 b	1,090,120
SuccessFactors	100,320 a,b	1,663,306
TeleCommunication Systems, Cl. A	209,950 b	2,032,316

Ultratech	54,850 b	815,071
Verigy	162,360 a,b	2,089,573
Vishay Intertechnology	239,790 b	2,002,247
Vocus	57,890 b	1,042,020
Volterra Semiconductor	115,430 b	2,207,022
		55,760,388
Total Common Stocks
(cost $161,589,408)		195,570,627

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,684,335)	2,684,335 [c]	2,684,335
Investment of Cash Collateral for
Securities Loaned--16.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $32,557,165)	32,557,165 [c]	32,557,165
Total Investments (cost $196,830,908)	116.3%	230,812,127
Liabilities, Less Cash and Receivables	(16.3%)	(32,412,207)
Net Assets	100.0%	198,399,920

ADR - American Depository Receipts

a

Security, or portion thereof, on loan. At December 31, 2009, the total market value of the fund's securities on loan is $31,347,960 and the total market value of the collateral held by the fund is $32,557,165.

b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $196,830,908. Net unrealized appreciation on investments was $33,981,219 of which $34,974,625 related to appreciated investment securities and $993,406 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	184,230,796	-	-	184,230,796
Equity Securities - Foreign+	6,512,307	-	-	6,512,307
Mutual Funds/Exchange Traded	40,069,024	-	-
Funds				40,069,024

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is Registered investment companies that are not traded on the exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned and that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
December 31, 2009 (Unaudited)

Common Stocks--98.7%	Shares	Value ($)
Consumer Discretionary--16.6%
Bebe Stores	357,120 a	2,239,142
Brink's Home Security Holdings	101,446 b	3,311,197
Brown Shoe	133,880	1,321,396
Callaway Golf	340,080 a	2,564,203
Cavco Industries	38,752 b	1,391,972
Children's Place Retail Stores	76,730 b	2,532,857
Drew Industries	101,790 b	2,101,964
Ethan Allen Interiors	230,110 a	3,088,076
Foot Locker	258,340	2,877,908
Gentex	197,370 a	3,523,055
Gymboree	76,350 a,b	3,320,462
Hillenbrand	94,340	1,777,366
JoS. A. Bank Clothiers	66,360 a,b	2,799,728
MDC Holdings	115,890	3,597,226
Meredith	122,520 a	3,779,742
OfficeMax	414,614 b	5,261,452
Ryland Group	257,660 a	5,075,902
Saks	748,730 a,b	4,911,669
Skechers USA, Cl. A	122,200 a,b	3,593,902
Sonic Automotive, Cl. A	211,480 a,b	2,197,277
Thor Industries	89,780	2,819,092
Timberland, Cl. A	148,030 b	2,654,178
Tractor Supply	43,103 a,b	2,282,735
Williams-Sonoma	290,462 a	6,035,800
Wolverine World Wide	72,060	1,961,473
		77,019,774
Consumer Staples--3.7%
BJ's Wholesale Club	160,730 b	5,257,478
Casey's General Stores	130,924	4,179,094
Flowers Foods	136,400 a	3,240,864

Hain Celestial Group	121,290 a,b	2,063,143
Winn-Dixie Stores	252,720 a,b	2,537,309
		17,277,888
Energy--7.4%
Arena Resources	104,980 b	4,526,738
Comstock Resources	99,450 b	4,034,686
Dril-Quip	86,333 a,b	4,876,088
Forest Oil	181,830 b	4,045,718
Lufkin Industries	31,910 a	2,335,812
Matrix Service	73,380 b	781,497
Penn Virginia	286,670	6,103,204
Tesco	129,040 b	1,665,906
Unit	138,360 b	5,880,300
		34,249,949
Financial--28.1%
Alexandria Real Estate Equities	59,100 a,c	3,799,539
Aspen Insurance Holdings	135,420	3,446,439
Assured Guaranty	103,970	2,262,387
BioMed Realty Trust	166,720 c	2,630,842
CBL & Associates Properties	236,220 a,c	2,284,247
City National	185,887 a	8,476,447
Cogdell Spencer	165,110	934,523
Cohen & Steers	107,562 a	2,456,716
CVB Financial	270,840 a	2,340,058
DiamondRock Hospitality	303,110	2,567,342
Douglas Emmett	258,360 a	3,681,630
EastGroup Properties	54,580 c	2,089,322
Essex Property Trust	41,620 a,c	3,481,513
Extra Space Storage	98,290	1,135,250
First American	274,570	9,091,013
First Horizon National	254,137 a,b	3,405,430
FirstMerit	229,595	4,624,043
Hancock Holding	63,650 a	2,787,234
Hanover Insurance Group	103,630	4,604,281
Investment Technology Group	175,401 b	3,455,400
Knight Capital Group, Cl. A	88,990 b	1,370,446
LaSalle Hotel Properties	204,910 c	4,350,239

Mack-Cali Realty	95,310 c	3,294,867
Mission West Properties	133,990 c	963,388
National Penn Bancshares	188,980 a	1,094,194
NewAlliance Bancshares	329,967	3,962,904
Old National Bancorp	257,840 a	3,204,951
Omega Healthcare Investors	217,490 a,c	4,230,181
PacWest Bancorp	108,310 a	2,182,447
Piper Jaffray	116,010 b	5,871,266
Protective Life	76,630	1,268,227
Provident Financial Services	144,610	1,540,097
Raymond James Financial	171,840 a	4,084,637
Redwood Trust	173,756 a,c	2,512,512
Southwest Bancorp	121,777	845,132
SVB Financial Group	47,260 a,b	1,970,269
Texas Capital Bancshares	124,020 b	1,731,319
TradeStation Group	189,040 b	1,491,526
Trustmark	130,445 a	2,940,230
U-Store-It Trust	391,420	2,865,194
Urstadt Biddle Properties, Cl. A	58,670	895,891
Viad	71,600	1,477,108
W.P. Carey & Co.	35,880 a	992,082
Washington Federal	278,601	5,388,143
Washington Trust Bancorp	39,740 a	619,149
		130,700,055
Health Care--9.4%
Air Methods	102,250 a,b	3,437,645
AmeriGroup	141,320 b	3,809,987
Analogic	64,610	2,488,131
Assisted Living Concepts, Cl. A	48,410 a,b	1,276,572
Endo Pharmaceuticals Holdings	48,040 b	985,300
Kensey Nash	81,004 b	2,065,602
LifePoint Hospitals	124,860 a,b	4,059,199
Magellan Health Services	113,750 b	4,633,038
MEDNAX	66,473 b	3,995,692
Odyssey HealthCare	210,480 b	3,279,278
PAREXEL International	162,750 b	2,294,775
RehabCare Group	143,390 b	4,363,358

STERIS	189,470 a	5,299,476
Sun Healthcare Group	198,260 b	1,818,044
		43,806,097
Industrial--12.7%
American Ecology	127,580	2,173,963
Astec Industries	131,960 a,b	3,555,002
Atlas Air Worldwide Holdings	36,740 b	1,368,565
Clean Harbors	59,410 a,b	3,541,430
Comfort Systems USA	91,600	1,130,344
CRA International	30,750 b	819,487
Curtiss-Wright	92,800	2,906,496
Encore Wire	47,400 a	998,718
FTI Consulting	40,170 a,b	1,894,417
GrafTech International	138,220 b	2,149,321
Granite Construction	119,644 a	4,027,217
Heidrick & Struggles International	88,740 a	2,772,238
II-VI	11,800 b	375,240
Layne Christensen	24,520 b	703,969
McGrath Rentcorp	75,520	1,688,627
Pike Electric	99,560 b	923,917
Shaw Group	109,099 b	3,136,596
Simpson Manufacturing	83,820	2,253,920
Snap-On	81,510	3,444,613
Spirit Aerosystems Holdings, Cl. A	179,020 b	3,555,337
Steelcase, Cl. A	284,750 a	1,811,010
Sterling Construction	58,800 b	1,127,784
Team	124,470 b	2,341,281
Thomas & Betts	74,520 b	2,667,071
Triumph Group	56,250 a	2,714,063
Waste Connections	150,789 b	5,027,305
		59,107,931
Materials--5.2%
AMCOL International	52,071	1,479,858
Carpenter Technology	90,100	2,428,195
Coeur d'Alene Mines	104,030 a,b	1,878,782
H.B. Fuller	87,920	2,000,180
Louisiana-Pacific	361,450 a,b	2,522,921

Packaging Corp. of America	195,480	4,497,995
RTI International Metals	111,100 b	2,796,387
Temple-Inland	219,030 a	4,623,723
Wausau Paper	172,420	2,000,072
		24,228,113
Technology--12.7%
Arris Group	291,980 b	3,337,331
Aspen Technology	234,748 b	2,300,530
Avid Technology	110,820 a,b	1,414,063
Cadence Design Systems	425,400 b	2,548,146
Cirrus Logic	335,120 b	2,285,518
Cymer	94,460 b	3,625,375
DealerTrack Holdings	180,585 a,b	3,393,192
Diebold	121,630	3,460,374
Electronics for Imaging	224,321 a,b	2,918,416
FEI	85,870 b	2,005,923
FormFactor	194,680 a,b	4,236,237
Harmonic	447,237 b	2,831,010
Informatica	155,990 b	4,033,901
MKS Instruments	178,240 b	3,103,158
MTS Systems	92,060	2,645,804
NetScout Systems	50,410 b	738,002
Rosetta Stone	55,960	1,004,482
Sonus Networks	1,032,367 b	2,178,294
SRA International, Cl. A	97,990 b	1,871,609
Teradyne	362,500 a,b	3,889,625
Triquint Semiconductor	374,200 b	2,245,200
Websense	176,630 a,b	3,083,960
		59,150,150
Utilities--2.9%
El Paso Electric	194,800 b	3,950,544
IDACORP	109,300 a	3,492,135
Nicor	71,890	3,026,569
Portland General Electric	154,530	3,153,957
		13,623,205
Total Common Stocks
(cost $414,060,686)		459,163,162

Other Investment--1.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,790,469)	7,790,469 [d]	7,790,469
Investment of Cash Collateral for
Securities Loaned--19.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $92,225,765)	92,225,765 [d]	92,225,765
Total Investments (cost $514,076,920)	120.2%	559,179,396
Liabilities, Less Cash and Receivables	(20.2%)	(93,820,073)
Net Assets	100.0%	465,359,323

a

Security, or portion thereof, on loan. At December 31, 2009, the total market value of the fund's securities on loan is $88,430,228 and the total market value of the collateral held by the fund is $92,225,765.

b	Non-income producing security.
c	Investment in Real Estate Investment Trust.
d	Investment in affiliated money market mutual fund.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $514,076,920. Net unrealized appreciation on investments was $45,102,476 of which $70,120,469 related to appreciated investment securities and $25,017,993 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
December 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 12/31/2009 ($)
Russell 2000 Mini Index	40	2,495,600	March 2010	71,304

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

		Level 2 - Other
	Level 1 -Unadjusted	Significant Observable	Level 3 -Significant
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic†	459,163,162	-	-	459,163,162
Mutual Funds	100,016,234	-	-	100,016,234
Other Financial Instruments††	71,304	-	-	71,304

† See Statement of Investments for industry classification.
Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk,

as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
December 31, 2009 (Unaudited)

Common Stocks--97.6%	Shares	Value ($)
Consumer Discretionary--13.7%
Bed Bath & Beyond	24,560 a	948,753
Carter's	43,970 a	1,154,212
Cato, Cl. A	51,250	1,028,075
Children's Place Retail Stores	44,270 a	1,461,353
Choice Hotels International	48,820 b	1,545,641
Columbia Sportswear	35,480 b	1,385,139
Gentex	103,110	1,840,513
Interactive Data	66,410	1,680,173
International Game Technology	66,110	1,240,885
ITT Educational Services	15,770 a,b	1,513,289
Jarden	46,700	1,443,497
Lions Gate Entertainment	216,218 a,b	1,256,227
Panera Bread, Cl. A	29,110 a,b	1,949,497
Papa John's International	33,358 a	779,243
PetSmart	56,100	1,497,309
Williams-Sonoma	84,610	1,758,196
WMS Industries	61,860 a	2,474,400
Wolverine World Wide	56,400	1,535,208
		26,491,610
Consumer Staples--4.7%
Alberto-Culver	87,030	2,549,109
Casey's General Stores	32,450	1,035,804
Estee Lauder, Cl. A	37,600	1,818,336
Hain Celestial Group	43,970 a,b	747,930
Hansen Natural	25,470 a	978,048
Whole Foods Market	67,320 a,b	1,847,934
		8,977,161
Energy--6.6%
Arena Resources	44,880 a	1,935,226
Cabot Oil & Gas	48,820	2,128,064

CNX Gas	63,732 a	1,881,369
Concho Resources	34,570 a	1,552,193
Dril-Quip	33,050 a,b	1,866,664
Plains Exploration & Production	67,020 a	1,853,773
Tidewater	30,930	1,483,094
		12,700,383
Financial--8.4%
Arch Capital Group	33,660 a	2,408,373
Jefferies Group	121,600 a	2,885,568
MFA Financial	252,000	1,852,200
Plum Creek Timber	56,710 b,c	2,141,370
Prosperity Bancshares	47,610	1,926,777
Tower Group	56,400	1,320,324
Validus Holdings	76,120	2,050,673
Westamerica Bancorporation	28,810 b	1,595,210
		16,180,495
Health Care--19.2%
Alexion Pharmaceuticals	33,050 a,b	1,613,501
Allscripts-Misys Healthcare
Solutions	94,310 a,b	1,907,891
AmerisourceBergen	80,360	2,094,985
Beckman Coulter	21,830	1,428,555
Bio-Rad Laboratories, Cl. A	18,200 a	1,755,572
Centene	54,890 a	1,162,021
Chemed	21,830	1,047,185
Eclipsys	103,110 a	1,909,597
Emergency Medical Services, Cl. A	36,179 a	1,959,093
ev3	103,707 a	1,383,451
Human Genome Sciences	66,720 a,b	2,041,632
Isis Pharmaceuticals	43,610 a	484,071
MEDNAX	34,870 a	2,096,036
Nektar Therapeutics	73,690 a	686,791
Owens & Minor	23,350 b	1,002,416
PerkinElmer	46,700	961,553
PSS World Medical	80,060 a,b	1,806,954
RehabCare Group	49,730 a	1,513,284
SXC Health Solutions	29,720 a	1,603,394

Thermo Fisher Scientific	33,960 a	1,619,552
Thoratec	25,780 a,b	693,998
United Therapeutics	27,600 a,b	1,453,140
Universal Health Services, Cl. B	60,350	1,840,675
Vertex Pharmaceuticals	33,960 a	1,455,186
Volcano	89,703 a,b	1,559,038
		37,079,571
Industrial--15.9%
Aecom Technology	103,110 a	2,835,525
AGCO	63,680 a,b	2,059,411
Crane	43,970	1,346,361
EnerSys	43,370 a	948,502
Flowserve	26,990	2,551,365
IDEX	29,720 b	925,778
Jacobs Engineering Group	66,410 a	2,497,680
Knight Transportation	87,980	1,697,134
Landstar System	107,650	4,173,590
Mueller Industries	81,880	2,033,899
Pall	52,460	1,899,052
Quanex Building Products	81,270	1,379,152
Robert Half International	83,090 b	2,220,996
SAIC	101,890 a	1,929,797
Teledyne Technologies	54,827 a	2,103,164
		30,601,406
Materials--1.8%
H.B. Fuller	46,400	1,055,600
Intrepid Potash	80,060 a,b	2,335,350
		3,390,950
Technology--26.5%
Atheros Communications	57,010 a	1,952,022
BMC Software	36,090 a	1,447,209
CACI International, Cl. A	48,220 a	2,355,547
Coherent	64,290 a,b	1,911,342
CyberSource	135,550 a	2,725,910
Fidelity National Information
Services	60,443	1,416,784
Genpact	224,400 a	3,343,560

Harris	102,800	4,888,140
IAC/InterActiveCorp	97,340 a	1,993,523
International Rectifier	80,060 a,b	1,770,927
j2 Global Communications	52,770 a,b	1,073,869
Lawson Software	231,990 a	1,542,733
LSI	318,720 a	1,915,507
Mentor Graphics	157,390 a	1,389,754
MicroStrategy, Cl. A	19,410 a	1,824,928
MKS Instruments	172,550 a	3,004,095
Novellus Systems	25,780 a	601,705
ON Semiconductor	132,820 a	1,170,144
PMC-Sierra	167,390 a	1,449,597
Polycom	54,280 a	1,355,372
QLogic	50,340 a	949,916
Quality Systems	23,050 b	1,447,310
Quest Software	105,530 a	1,941,752
Rofin-Sinar Technologies	81,270 a	1,918,785
SkillSoft, ADR	191,050 a	2,002,204
Verigy	144,040 a,b	1,853,795
Vishay Intertechnology	218,040 a	1,820,634
		51,067,064
Utilities--.8%
Energen	32,140	1,504,152
Total Common Stocks
(cost $163,501,306)		187,992,792

Other Investment--10.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $19,635,229)	19,635,229 [d]	19,635,229
Investment of Cash Collateral for
Securities Loaned--12.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $23,359,075)	23,359,075 [d]	23,359,075

Total Investments (cost $206,495,610)	119.9%	230,987,096
Liabilities, Less Cash and Receivables	(19.9%)	(38,320,339)
Net Assets	100.0%	192,666,757

ADR - American Depository Receipts

a	Non-income producing security.
b

Security, or portion thereof, on loan. At December 31, 2009, the total market value of the fund's securities on loan is $22,469,288 and the total market value of the collateral held by the fund is $23,359,075.

c	Investment in Real Estate Investment Trust.
d	Investment in affiliated money market mutual fund.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $206,495,610. Net unrealized appreciation on investments was $24,491,486 of which $25,295,970 related to appreciated investment securities and $804,484 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
December 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 12/31/2009 ($)
Russell 2000 Mini Index	244	15,223,160	March 2010	(184,876)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	184,136,793	-	-	184,136,793
Equity Securities - Foreign+	3,855,999	-	-	3,855,999
Mutual Funds	42,994,304	-	-	42,994,304
Liabilities ($)
Other Financial Instruments++	(184,876)	-	-	(184,876)

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk,

as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Intermediate Tax Exempt Bond Fund
December 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--94.4%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--2.0%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	5/1/13	1,000,000	1,106,960
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/17	1,000,000	1,116,070
Alaska--1.0%
Alaska Student Loan Corporation,
Education Loan Revenue	5.25	6/1/14	1,000,000	1,085,970
California--12.9%
California,
Economic Recovery Bonds	5.00	7/1/18	1,500,000	1,613,340
California,
GO	5.00	10/1/11	70,000	71,995
California,
GO (Insured; AMBAC)	6.00	4/1/16	1,000,000	1,130,200
California,
GO (Insured; AMBAC)	6.00	2/1/17	1,000,000	1,129,040
California,
GO (Various Purpose)	5.00	10/1/17	1,500,000	1,604,175
California Housing Finance Agency,
Home Mortgage Revenue	4.60	2/1/41	1,500,000	1,240,950
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.13	8/1/18	1,250,000	1,227,587
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	1,000,000	1,103,990

Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/20	500,000	481,505
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	0/4.60	6/1/23	750,000 a	632,798
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,130,000	1,020,808
Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000	1,332,439
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	820,000	730,694
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/18	1,000,000	1,086,430
Colorado--3.8%
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.80	2/1/31	1,050,000 b	1,085,931
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	780,000	827,642
Platte River Power Authority,
Power Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/1/13	2,000,000 b	2,247,000
District of Columbia--.0%
District of Columbia,
GO (Insured; National Public

Finance Guarantee Corp.)	5.75	6/1/10	10,000	10,224
Florida--9.7%
Broward County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/13	1,000,000	1,098,820
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/14	1,000,000	1,032,350
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/15	2,000,000	2,060,480
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.75	1/1/17	10,000	10,088
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	1,000,000	1,076,960
Hillsborough County,
Capacity Assessment Special
Assessment Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	3/1/13	1,000,000	1,052,640
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/19	3,000,000	3,323,100
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/14	100,000 c	113,672
Pasco County,
Solid Waste Disposal and
Resource Recovery System
Revenue (Insured; AMBAC)	6.00	4/1/10	1,000,000	1,012,470
Georgia--1.0%
Atlanta,

Water and Wastewater Revenue	6.00	11/1/20	1,000,000	1,103,590
Hawaii--2.0%
Hawaii,
Harbor System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/14	1,000,000	1,078,380
Honolulu City and County Board of
Water Supply, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/14	1,000,000	1,096,000
Illinois--3.8%
Bourbonnais,
Industrial Project Revenue
(Olivet Nazarene University
Project) (Insured; Radian)	5.00	11/1/15	1,000,000	993,450
Chicago
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/19	2,000,000	2,299,880
Cook County Community High School
District Number 219, GO School
Bonds (Insured; FGIC)	7.88	12/1/14	100,000	129,829
Cook County Community High School
District Number 219, GO School
Bonds (Insured; National
Public Finance Guarantee Corp.)	7.88	12/1/14	650,000	821,197
Indiana--.5%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	11/1/11	500,000	538,575
Louisiana--1.8%
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.25	6/1/10	2,000,000	2,023,440
Maryland--1.0%
Anne Arundel County,
GO	5.00	3/1/13	1,000,000	1,126,230
Massachusetts--2.0%
Massachusetts,

GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded) 5.00		3/1/15	1,000,000 d	1,160,880
Massachusetts Health and
Educational Facilities
Authority, Revenue (Lahey
Clinic Medical Center Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/14	1,000,000	1,061,840
Michigan--2.9%
Detroit,
Sewage Disposal System Second
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/13	1,000,000	1,063,930
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,000,000	1,047,220
Detroit School District,
School Building and Site
Improvement Bonds (Insured;
Assured Guaranty Municipal
Corp.)	5.00	5/1/14	1,000,000	1,090,770
Missouri--1.0%
Saint Louis Board of Education,
GO (Missouri Direct Deposit
Program) (Prerefunded)	5.25	4/1/12	1,000,000 d	1,100,320
New Jersey--1.2%
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	12/15/16	1,000,000	1,113,480
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	225,000	209,914
New Mexico--1.5%
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	440,000	471,209
New Mexico Finance Authority,

State Transportation Revenue
(Senior Lien) (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/15	1,000,000	1,157,430
New York--9.0%
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/14	1,000,000	1,132,450
Nassau County,
General Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/10	25,000	25,701
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/14	1,000,000	1,063,300
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/19	3,000,000	3,340,320
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/17	2,000,000	2,273,280
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.25	5/15/12	1,000,000	1,089,040
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp.)	5.00	10/1/13	1,000,000	1,088,920
North Carolina--1.2%
Raleigh-Durham Airport Authority,
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	5/1/14	1,190,000	1,302,253
Ohio--2.9%
Cleveland,

Waterworks Improvement First
Mortgage Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/13	1,500,000	1,559,835
Franklin County,
Revenue (Trinity Health Credit
Group)	5.00	6/1/14	1,340,000	1,469,819
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities
Program) (Collateralized; GNMA)	5.35	9/1/18	135,000	138,380
Pennsylvania--2.0%
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/15	1,000,000	1,137,930
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	1,000,000	1,118,190
Rhode Island--.1%
Rhode Island Housing and Mortgage
Finance Corporation,
Homeownership Opportunity Bonds	4.95	10/1/16	100,000	100,105
Texas--17.1%
Austin Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/1/16	1,000,000	1,157,640
Cypress-Fairbanks Independent
School District, Unlimited Tax
Bonds (Permanent School Fund
Guarantee Program)	5.00	2/15/16	1,135,000	1,310,653
Dallas Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.25	2/15/16	3,000,000	3,506,910
Fort Bend County,
Limited Tax Bonds (Insured;
National Public Finance
Guarantee Corp.)	5.00	3/1/14	1,000,000	1,134,810

Harris County Health Facilities
Development Corporation, HR
(Memorial Hospital System
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	6/1/13	1,000,000	1,089,060
Lubbock County,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.50	2/15/21	1,000,000	1,049,070
Magnolia Independent School
District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/18	1,000,000	1,138,770
Midlothian Development Authority,
Tax Increment Contract Revenue
(Insured; Radian)	5.00	11/15/13	530,000	532,189
Pasadena Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,360,000	1,572,228
SA Energy Acquisition Public
Facility Corporation, Gas
Supply Revenue	5.25	8/1/14	590,000	636,203
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/13	1,000,000	1,073,420
San Antonio,
General Improvement Bonds	5.00	2/1/15	1,000,000	1,152,610
San Manuel Entertainment
Authority, Public Improvement
Revenue	4.50	12/1/16	1,000,000	867,690
Stafford Economic Development
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	9/1/15	525,000	611,546
Texas,
GO (College Student Loan)	5.00	8/1/17	1,000,000	1,050,860
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/16	10,000 e	8,248

Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/16	1,000,000	1,148,150
Utah--1.0%
Intermountain Power Agency,
Power Supply Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.50	7/1/10	1,000,000	1,030,540
Utah Housing Finance Agency,
SMFR (Collateralized; FHA)	5.40	7/1/20	95,000	95,060
Washington--3.9%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.50	7/1/15	1,000,000	1,170,350
Energy Northwest,
Electric Revenue (Project
Three)	5.00	7/1/15	1,000,000	1,146,260
NJB Properties,
LR (King County, Washington
Project)	5.00	12/1/14	1,000,000	1,141,610
Tobacco Settlement Authority,
Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/26	830,000	835,785
Wisconsin--.0%
Wisconsin,
Transportation Revenue	5.50	7/1/10	15,000	15,393
Wyoming--1.0%
Wyoming Community Development
Authority, Housing Revenue	5.50	12/1/17	1,000,000	1,066,080
U.S. Related--8.1%
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.50	7/1/16	500,000	541,515
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	600,000	618,594
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	1,000,000	1,020,790
Puerto Rico Highways and
Transportation Authority,

Highway Revenue	5.00	7/1/16	1,000,000	1,014,400
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.00	7/1/12	1,000,000	1,022,850
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/16	2,000,000	2,118,760
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.25	7/1/17	1,000,000	1,018,290
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/22	1,500,000	1,613,610
Total Long-Term Municipal Investments
(cost $102,153,485)				104,703,359
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.3%	Rate (%)	Date	Amount ($)	Value ($)
California--1.8%
California Department of Water
Resources, Power Supply
Revenue (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.22	1/1/10	2,000,000 f	2,000,000
New York--.5%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.25	1/1/10	500,000 f	500,000
Total Short-Term Municipal Investments
(cost $2,500,000)				2,500,000
Total Investments (cost $104,653,485)			96.7%	107,203,359
Cash and Receivables (Net)			3.3%	3,623,698
Net Assets			100.0%	110,827,057

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	All or part of security segregated as collateral for delayed securities, futures and swaps contracts.
c	Purchased on a delayed delivery basis.
d

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Variable rate demand note - rate shown is the interest rate in effect at December 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $104,653,485. Net unrealized appreciation on investments was $2,549,874 of which $3,525,291 related to appreciated investment securities and $975,417 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue

PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

	Level 1 -		Level 3 -
	Unadjusted	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	107,203,359	-	107,203,359

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
December 31, 2009 (Unaudited)

Common Stocks--94.4%	Shares	Value ($)
Australia--5.5%
AMP	751,950	4,528,743
Newcrest Mining	194,974	6,110,618
QBE Insurance Group	221,883	5,064,356
Santos	304,093	3,829,101
White Energy	1,186,657 a	2,538,308
		22,071,126
Austria--.8%
Strabag	104,655	3,105,579
Brazil--5.2%
Banco Santander Brasil, ADR	292,487	4,077,269
Hypermarcas	178,662 a	4,104,813
Natura Cosmeticos	173,090	3,609,936
Petroleo Brasileiro, ADR	74,562	3,160,683
Rossi Residencial	292,242	2,568,238
Tele Norte Leste Participacoes, ADR	172,333	3,691,373
		21,212,312
Canada--1.5%
Barrick Gold	54,527	2,161,581
Potash Corporation of Saskatchewan	35,803	3,915,958
		6,077,539
Chile--.7%
Banco Santander Chile, ADR	43,202	2,798,626
China--.9%
Sands China	3,012,000 a	3,674,971
France--6.2%
Air Liquide	27,313	3,250,998
Alstom	67,256	4,730,105
BNP Paribas	62,880	5,038,909
Thales	101,167	5,213,022
Total	106,387	6,863,751

		25,096,785
Germany--4.5%
Bayer	70,310	5,640,362
Bilfinger Berger	45,455	3,513,531
Deutsche Telekom	370,756	5,469,099
Fresenius Medical Care & Co.	67,866	3,593,862
		18,216,854
Hong Kong--1.9%
Belle International Holdings	2,693,000	3,110,792
Huabao International Holdings	2,060,000	2,221,243
New World Development	1,086,000	2,216,477
		7,548,512
Japan--24.6%
Asahi Breweries	234,500	4,300,512
Canon	88,900	3,758,253
Fuji Machine Manufacturing	223,300	2,756,763
Honda Motor	189,500	6,407,386
INPEX	624	4,683,417
JFE Holdings	117,900	4,642,896
KDDI	1,141	6,016,929
Lawson	103,400	4,555,269
Mitsubishi	262,000	6,514,064
Nintendo	18,300	4,338,312
Nippon Telegraph & Telephone	57,000	2,242,097
Nissan Motor	802,900 a	7,017,345
Nomura Holdings	1,372,200	10,112,524
Panasonic	312,000	4,461,782
Sankyo	49,700	2,475,762
Santen Pharmaceutical	77,000	2,462,060
Secom	83,100	3,930,626
Sony	118,200	3,426,202
Sumitomo Mitsui Financial Group	156,700	4,467,454
Toshiba	1,037,000	5,719,018
Towa Pharmaceutical	54,600	2,514,098
Yahoo! Japan	10,530	3,147,710
		99,950,479
Luxembourg--1.2%

ArcelorMittal	104,224	4,808,017
Netherlands--1.8%
Koninklijke Ahold	235,637	3,127,999
Unilever	127,300	4,151,662
		7,279,661
Poland--.5%
Telekomunikacja Polska	380,572	2,109,305
Singapore--1.9%
DBS Group Holdings	351,000	3,816,385
Jardine Matheson Holdings	135,600	4,077,127
		7,893,512
South Africa--1.4%
Gold Fields	411,811	5,467,377
South Korea--.3%
LG Telecom	177,666	1,292,479
Spain--.8%
Acciona	26,094	3,407,778
Switzerland--13.8%
ABB	244,301	4,709,132
Actelion	86,081 a	4,593,428
Bank Sarasin & Cie, Cl. B	42,683 a	1,613,326
Lonza Group	28,386	2,003,169
Nestle	205,013	9,948,913
Novartis	200,631	10,958,143
Roche Holding	62,870	10,684,466
Syngenta	9,477	2,663,216
UBS	307,664 a	4,773,558
Zurich Financial Services	17,667	3,868,312
		55,815,663
Thailand--1.2%
Bangkok Bank	464,100	1,554,594
Bank of Ayudhya	5,091,300	3,229,669
		4,784,263
United Kingdom--19.7%
Anglo American	251,839 a	11,027,515
BAE Systems	752,951	4,372,107
BG Group	260,420	4,719,461

British American Tobacco	232,705	7,579,300
Bunzl	273,696	2,983,990
Cable & Wireless	2,944,524	6,724,959
Carnival	87,399 a	3,013,905
Centrica	764,544	3,471,271
GlaxoSmithKline	332,413	7,084,555
HSBC Holdings	432,215	4,948,217
ICAP	519,899	3,610,876
Smith & Nephew	314,799	3,251,615
Standard Chartered	89,012	2,264,406
Tesco	375,455	2,595,535
Ultra Electronics Holdings	100,134	2,223,870
Vodafone Group	4,231,809	9,822,182
		79,693,764
Total Common Stocks
(cost $340,127,038)		382,304,602

Preferred Stocks--1.2%
Luxembourg
Millicom International Cellular, SDR
(cost $3,403,189)	63,025 [a]	4,695,174

Other Investment--3.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $14,494,849)	14,494,849 [b]	14,494,849
Total Investments (cost $358,025,076)	99.2%	401,494,625
Cash and Receivables (Net)	.8%	3,302,319
Net Assets	100.0%	404,796,944

ADR - American Depository Receipts
SDR - Swedish Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $358,025,076. Net unrealized appreciation on investments was $43,469,549 of which $49,498,622 related to appreciated investment securities and $6,029,073 related to depreciated investment securities.

At December 31, 2009, the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation/
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 2/12/2010	11,109,230	9,265,098	9,935,186	670,088
Australian Dollar,
Expiring 3/15/2010	11,545,933	9,756,313	10,291,863	535,550
Australian Dollar,
Expiring 4/15/2010	4,039,611	3,615,451	3,587,917	(27,534)
British Pound,
Expiring 2/12/2010	3,629,000	5,898,387	5,860,053	(38,334)
British Pound,
Expiring 3/15/2010	2,220,105	3,552,168	3,584,279	32,111
British Pound,
Expiring 3/15/2010	3,698,895	6,043,946	5,971,732	(72,214)
Euro,
Expiring 2/12/2010	4,331,528	6,197,096	6,209,121	12,025
Euro,
Expiring 2/12/2010	4,726,194	6,999,165	6,774,862	(224,303)
Euro,
Expiring 3/15/2010	7,115,182	10,497,336	10,198,804	(298,532)
Japanese Yen,
Expiring 1/4/2010	320,978,252	3,491,551	3,446,376	(45,175)
Japanese Yen,
Expiring 2/12/2010	1,127,115,000	11,910,456	12,104,585	194,129
Japanese Yen,
Expiring 2/12/2010	870,523,742	9,400,904	9,348,939	(51,965)
Japanese Yen,
Expiring 3/15/2010	957,357,000	10,625,494	10,283,124	(342,370)
Japanese Yen,
Expiring 4/15/2010	322,634,000	3,662,752	3,466,342	(196,410)
Japanese Yen,
Expiring 5/14/2010	317,576,840	3,662,939	3,413,036	(249,903)
Norwegian Krone,

Expiring 2/12/2010	14,727,960	2,421,759	2,538,890	117,131
Norwegian Krone,
Expiring 2/12/2010	24,413,740	4,073,306	4,208,579	135,273
Singapore Dollar,
Expiring 4/15/2010	5,012,803	3,619,352	3,564,660	(54,692)
South Korean Won,
Expiring 5/14/2010	4,284,111,565	3,684,495	3,658,759	(25,736)

Forward Foreign Currency
Exchange Contracts		Proceeds ($)
Sales:
Australian Dollar,
Expiring 1/4/2010	242,958	216,913	218,236	(1,323)
Australian Dollar,
Expiring 2/12/2010	11,109,230	9,400,904	9,935,186	(534,282)
Australian Dollar,
Expiring 3/15/2010	3,945,000	3,552,168	3,516,511	35,657
Australian Dollar,
Expiring 3/15/2010	6,779,734	6,043,946	6,043,349	597
Australian Dollar,
Expiring 4/15/2010	4,042,982	3,662,752	3,590,911	71,841
British Pound,
Expiring 2/12/2010	1,430,000	2,421,759	2,309,142	112,617
British Pound,
Expiring 2/12/2010	2,396,000	4,073,306	3,869,024	204,282
British Pound,
Expiring 2/12/2010	3,804,000	6,197,096	6,142,640	54,456
British Pound,
Expiring 2/12/2010	4,276,000	6,999,165	6,904,818	94,347
British Pound,
Expiring 3/15/2010	5,919,000	9,756,313	9,556,012	200,301
British Pound,
Expiring 4/15/2010	2,278,000	3,619,352	3,677,001	(57,649)
Euro,
Expiring 2/12/2010	4,057,618	5,898,387	5,816,479	81,908
Euro,

Expiring 3/15/2010	7,294,704	10,625,494	10,456,129	169,365
Japanese Yen,
Expiring 1/6/2010	20,109,093	217,962	215,913	2,049
Japanese Yen,
Expiring 2/12/2010	844,750,000	8,851,157	9,072,143	(220,986)
Japanese Yen,
Expiring 2/12/2010	282,365,000	2,908,161	3,032,442	(124,281)
Japanese Yen,
Expiring 2/12/2010	872,279,000	9,265,099	9,367,789	(102,690)
Japanese Yen,
Expiring 3/15/2010	957,357,000	10,497,336	10,283,124	214,212
Japanese Yen,
Expiring 4/15/2010	322,634,000	3,615,451	3,466,342	149,109
Japanese Yen,
Expiring 5/14/2010	331,973,000	3,684,495	3,567,753	116,742
Japanese Yen,
Expiring 6/15/2010	699,000,000	7,910,264	7,514,733	395,531
Japanese Yen,
Expiring 6/15/2010	696,211,000	7,809,162	7,484,749	324,413
South Korean Won,
Expiring 5/14/2010	4,284,111,565	3,662,939	3,658,759	4,180
Swiss Franc,
Expiring 1/4/2010	29,048	28,017	28,080	(63)
Gross Unrealized
Appreciation				3,927,914
Gross Unrealized
Depreciation				(2,668,442)

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	239,784,434	147,215,342	-	386,999,776
Mutual Funds	14,494,849	-	-	14,494,849
Other Financial Instruments++	-	3,927,914	-	3,927,914
Liabilities ($)
Other Financial Instruments++	-	(2,668,442)	-	(2,668,442)

† See Statement of Investments for country classification.
Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices,

except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 19, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 19, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)